UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brandywine Trust Company

Address:  7234 Lancaster Pike
          Hockessin, DE 19707


13F File Number: 28-06291

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard E. Carlson
Title:  President
Phone:  (302) 234-5750


Signature, Place and Date of Signing:


/s/ Richard E. Carlson           Hockessin, DE               November 14, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-0030                         John W. Bristol & Co., Inc.
     28-2418                         Voyageur Asset Management (MA) Inc.
     28-2588                         Klingenstein Fields & Co. LLC
     28-3877                         Fiduciary Trust Co. Intl.
     28-5814                         Baldwin Brothers
     28-2635                         Gardner, Russo & Gardner
     ---------------------------     -----------------------------------

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total: 22

Form 13F Information Table Value Total: $49,759
                                       (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                                    FORM 13F INFORMATION TABLE
                                                     BRANDYWINE TRUST COMPANY
                                                     AS OF September 30, 2005


COLUMN 1                         COLUMN  2       COLUMN 3     COLUMN 4       COLUMN 5      COLUMN 6    COLUMN 7       COLUMN 8

                                                             VALUE      SHRS OR  SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS  CUSIP       (X$1000)   PRN AMT  PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE

ABBOTT LABS                          COM         00282410 0   2,187      51,570  SH        Sole        None      51,570
AMGEN INC                            COM         03116210 0     799      10,034  SH        Sole        None      10,034
BERKSHIRE HATHAWAY INC DEL           CL B        08467020 7     229          84  SH        Sole        None          84
BP PLC                           SPONSORED ADR   05562210 4     620       8,756  SH        Sole        None       8,756
CAMPBELL SOUP CO                     COM         13442910 9   8,924     299,969  SH        Sole        None     299,969
CHEVRON CORP NEW                     COM         16676410 0     792      12,243  SH        Sole        None      12,243
CISCO SYSTEMS                        COM         17275R10 2     311      17,341  SH        Sole        None      17,341
COCA COLA CO                         COM         19121610 0     578      13,385  SH        Sole        None      13,385
COMCAST CORP NEW                     CL A        20030N10 1   1,759      59,868  SH        Sole        None      59,868
CONOCOPHILLIPS                       COM         20825C10 4     388       5,557  SH        Sole        None       5,557
EPIX PHARMACEUTICALS INC             COM         26881Q10 1     339      44,000  SH        Sole        None      44,000
EXXON MOBIL CORP                     COM         30231G10 2  13,004     204,662  SH        Sole        None     204,662
GENERAL ELEC CO                      COM         36960410 3   5,273     156,597  SH        Sole        None     156,597
IMCLONE SYS INC                      COM         45245W10 9     315      10,000  SH        Sole        None      10,000
JP MORGAN & CHASE & CO               COM         46625H10 0   1,862      54,885  SH        Sole        None      54,885
JOHNSON & JOHNSON                    COM         47816010 4     221       3,500  SH        Sole        None       3,500
MAXIM INTEGRATED PRODS INC           COM         57772K10 1     910      21,328  SH        Sole        None      21,328
MERCK & CO INC                       COM         58933110 7     917      33,688  SH        Sole        None      33,688
NORTEL NETWORKS CORP NEW             COM         65656810 2      65      19,979  SH        Sole        None      19,979
ORACLE CORP                          COM         68389X10 5   1,029      82,991  SH        Sole        None      82,991
SUN MICROSYSTEMS INC                 COM         86681010 4     129      32,770  SH        Sole        None      32,770
WELLS FARGO & CO NEW                 COM         94974610 1   9,108     155,509  SH        Sole        None     155,509

                                                             49,759


01864.0005 #615841